LEASES - Schedule of Lease Liabilities Mature (FY) (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
2024	$ 595	$ 124
2025	592	128
2026	504	110
2027		9
Total lease payments	4,403	371
Less imputed interest	(1,259)	(47)
Present value of lease liabilities	$ 3,144	$ 324	$ 781